SCHEDULE OF CONTRACT LIABILITIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Contract Liabilities
Educational revenue paid in advance	$ 3,479,968	$ 1,731,378
Advance bookings for lodges	406,377
Total	$ 3,886,345	$ 1,731,378